Convertible loan notes (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Interest-bearing Loans and Borrowings

	June 30,	December
	2022	31, 2021
	£’000	£’000
Novartis Loan Note	4,094	3,771
Loan Notes – private placement	11,858	10,613

Total	15,952	14,384

Current	15,952	—
Non-current	—	14,384